SHARE BASED COMPENSATION - Share options (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 shares	May 28, 2020 shares	Apr. 20, 2020 shares	Mar. 20, 2020 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					3,518,000	35,867,400
Additional shares reserved for issuance					3,518,000	35,867,400
Exercise price per share | ¥ / shares	¥ 0
Share options expected to vest	500,000	680,300	680,300
Vesting period	5 years		5 years
Exercise of share options (in shares)	0		8,319,681
Share based compensation | ¥			¥ 290,630	¥ 353,151	¥ 508,162
Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				100,100
Share options expected to vest	4,425,211			100,100	618,400
Vesting period					5 years
Option 1 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			15.00%
Option 1 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Option 1 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Option 1 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Option 1 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Option 1 | Vest upon IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares reserved for issuance					500,700
Option 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest	2,655,127	2,853,911	2,853,911	34,600	400,000			1,426,955	1,426,955
Vesting period				4 years	4 years
Option 2 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					40.00%
Option 2 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 2 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 2 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest				33,600	357,800		3,345,098
Vesting period				5 years	4 years
Option 3 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 3 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 3 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					30.00%
Option 3 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					30.00%
Option 3 | Vest upon IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest					178,900
Option 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		178,900	178,900	46,500	100,000
Vesting period			4 years	5 years	5 years
Option 4 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	15.00%	16.00%
Option 4 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	20.00%	16.00%
Option 4 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			30.00%	20.00%	16.00%
Option 4 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			30.00%	20.00%	16.00%
Option 4 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%	16.00%
Option 4 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		445,280	445,280	64,700	603,300
Vesting period			5 years	4 years	3 years
Option 5 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%	60.00%
Option 5 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%	30.00%
Option 5 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%	10.00%
Option 5 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				30.00%
Option 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest				100,000
Vesting period				6 years
Option 6 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				12.00%
Option 6 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				12.00%
Option 6 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				16.00%
Option 6 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%
Option 6 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%
Option 6 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%
Option 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest				2,000,000
Vesting period				5 years
Option 7 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				40.00%
Option 7 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 7 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 7 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 7 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Minimum | Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Maximum | Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Exercise Price RMB24.06 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				2,279,400	1,118,400
Exercise price per share | ¥ / shares				¥ 24.06	¥ 24.06
Exercise Price RMB24.06 per share | Option 4 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Exercise Price RMB50.13 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				78,600
Exercise price per share | ¥ / shares				¥ 50.13
Exercise Price RMB14.32 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				21,500	961,100
Exercise price per share | ¥ / shares				¥ 14.32	¥ 14.32
Exercise Price RMB7.78 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	500,000
Exercise price per share | ¥ / shares	¥ 7.78
Exercise Price nil per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			2,853,911
Exercise Price USD3.70 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			445,280
Exercise price per share | (per share)		$ 24.11	¥ 24.11
Exercise Price Usd 3.6953 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			680,300
Exercise price per share | (per share)		24.11	¥ 24.11
Exercise Price Usd 3.6953 Per Share [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			3,345,098
Exercise price per share | ¥ / shares			¥ 24.11
Exercise Price Usd 2.1199 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			178,900
Exercise price per share | (per share)		$ 13.83	¥ 13.83
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance										15,094,700
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance										16,771,900